Accumulated other comprehensive income (loss), net of tax	12 Months Ended
Mar. 31, 2021
Accumulated other comprehensive income (loss), net of tax
16. Accumulated other comprehensive income (loss), net of tax
Changes in each component of AOCI for the fiscal years ended March 31, 2019, 2020 and 2021 are as follows:

	2019	2020	2021
	(in millions of yen)
AOCI, balance at beginning of fiscal year, previously reported	1,741,894	164,021	(9,494)
Cumulative effect of change in accounting principles	(1,535,142)	(1,052)	—
AOCI, balance at beginning of fiscal year, adjusted	206,752	162,969	(9,494)

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year, previously reported	1,556,585	22,019	(19,592)
Cumulative effect of change in accounting principles (1)	(1,525,064)	—	—
Balance at beginning of fiscal year, adjusted	31,521	22,019	(19,592)
Unrealized holding gains (losses) during year	(11,358)	(22,566)	(4,911)
Less: reclassification adjustments for losses (gains) included in net income	1,856	(19,045)	16,330

Change during year	(9,502)	(41,611)	11,419

Balance at end of fiscal year	22,019	(19,592)	(8,173)

Foreign currency translation adjustments:
Balance at beginning of fiscal year, previously reported	(35,076)	(58,558)	(109,872)
Cumulative effect of change in accounting principles (2)	—	(1,052)	—
Balance at beginning of fiscal year, adjusted	(35,076)	(59,610)	(109,872)
Foreign currency translation adjustments during year	(22,737)	(49,888)	22,704
Less: reclassification adjustments for losses (gains) included in net income	(745)	(374)	295

Change during year	(23,482)	(50,262)	22,999

Balance at end of fiscal year	(58,558)	(109,872)	(86,873)

Pension liability adjustments:
Balance at beginning of fiscal year	220,385	196,446	69,455
Unrealized gains (losses) during year	(17,243)	(122,219)	331,668
Less: reclassification adjustments for losses (gains) included in net income	(6,696)	(4,772)	(3,970)

Change during year	(23,939)	(126,991)	327,698

Balance at end of fiscal year	196,446	69,455	397,153

Own credit risk adjustments :
Balance at beginning of fiscal year, previously reported	—	4,114	50,515
Cumulative effect of change in accounting principles (1)	(10,078)	—	—
Balance at beginning of fiscal year, adjusted	(10,078)	4,114	50,515
Unrealized gains (losses) during year	14,293	45,560	(30,345)
Less: reclassification adjustments for losses (gains) included in net income	(101)	841	(4,163)

Change during year	14,192	46,401	(34,508)

Balance at end of fiscal year	4,114	50,515	16,007
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	(42,731)	(172,463)	327,608

AOCI, balance at end of fiscal year	164,021	(9,494)	318,114

Notes:
(1)
The MHFG Group adopted ASU
No.2016-01,
“Financial Instruments—Overall (Subtopic
825-10)—Recognition
and Measurement of Financial Assets and Financial Liabilities” (“ASU
No.2016-01”)
on April 1, 2018. The ASU
No.2016-01
requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU
No.2016-01
also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. Cumulative-effect adjustments to the consolidated balance sheets were recognized upon adoption.

(2)
The MHFG Group adopted ASU
No.2017-12,
“Derivatives and Hedging (Topic 815)—Targeted Improvements to Accounting for Hedging Activities” (“ASU
No.2017-12”)
on April 1, 2019 and the ASU
No.2017-12
eliminated the separate measurement and reporting of hedge ineffectiveness. Cumulative-effect adjustment to the consolidated balance sheets was recognized upon adoption.

The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2021:

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	(23,528)	7,195	(16,333)	3	(16,330)	Investment gains (losses)—net Provision (credit) for credit losses
Foreign currency translation adjustments	(295)	—	(295)	—	(295)	Investment gains (losses)—net
Pension liability adjustments	5,371	(1,424)	3,947	23	3,970	Salaries and employee benefits
Own credit risk adjustments	6,241	(1,911)	4,330	(167)	4,163	Other noninterest income (expenses)

Total	(12,211)	3,860	(8,351)	(141)	(8,492)

Notes:
(1)	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.